Note 5 - Segment Information (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Number of operating segment	1
Total non-current assets	€ 4,888	€ 4,096
Total revenue	16	€ 0	€ 0
Integration of solar technology [member]
Statement Line Items [Line Items]
Total revenue	11
Germany 1 [member]
Statement Line Items [Line Items]
Total non-current assets	3,899
Germany 1 [member] | Integration of solar technology [member]
Statement Line Items [Line Items]
Total revenue	2
Finland [member]
Statement Line Items [Line Items]
Total non-current assets	898
United states 1[member] | Integration of solar technology [member]
Statement Line Items [Line Items]
Total revenue	€ 9